Leases - Impact of Operating Leases to Condensed Consolidated Financial Statements (Details) $ in Millions	3 Months Ended
Mar. 31, 2019 USD ($)
Lease cost
Operating lease cost	$ 5.7
Short-term lease cost	0.2
Variable lease cost	0.5
Other information
Operating cash flows from operating leases	6.6
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 0.1
Weighted-average remaining lease term - operating leases	5 years
Weighted-average discount rate - operating leases	4.20%